CARTER LEDYARD & MILBURN LLP
COUNSELORS AT LAW
2 WALL STREET
NEW YORK, N.Y. 10005-2072

___________

TEL: (212) 732-3200
FAX: (212) 732-3232

                              April 27, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Trinity Biotech plc Registration Statement on Form F-3

Ladies and Gentlemen:

     On behalf of Trinity Biotech plc, an Irish company and a foreign private issuer (the “Company”), we are filing herewith a Registration Statement on Form F-3 for the issuance on a delayed or continuous basis pursuant to Rule 415 of up to $75,000,000 in Class A Ordinary Shares or Equity Warrants of the Company. The required registration fee, in the amount of $8,827.50, has been paid pursuant Reg. Sec. 202.3a.

     Pursuant to Rule 461(a) under the Securities Act of 1933, we hereby advise you that the Company intends to make an oral request for the acceleration of the effective date of the enclosed Registration Statement. Management of the Company is aware of the Company’s responsibilities under the Securities Act of 1933 as they relate to the proposed public offering of the securities covered by the Registration Statement filed herewith.

     If there are any questions with respect to this filing, please call the undersigned or Alan Bernstein of this office at (212) 732-3200.

Very truly yours, /s/ Peter Flagel Peter Flagel

PF/lrh
Enclosure